10. COMMON STOCK (Details 1) (USD $)	Mar. 31, 2013
Option Outstanding
Number of Shares	14,208,000
Aggregate Intrinsic Value, (C$)
Number of Options Exercisable
Number of Shares	14,183,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionOneMember
Option Outstanding
Number of Shares	1,292,500
Exercise Price, ($C)	$ 2.00
Aggregate Intrinsic Value, (C$)
Expiry Date	Apr. 03, 2013
Number of Options Exercisable
Number of Shares	1,292,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionTwoMember
Option Outstanding
Number of Shares	12,500
Exercise Price, ($C)	$ 1.55
Aggregate Intrinsic Value, (C$)
Expiry Date	May 21, 2013
Number of Options Exercisable
Number of Shares	12,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionThreeMember
Option Outstanding
Number of Shares	37,500
Exercise Price, ($C)	$ 2.02
Aggregate Intrinsic Value, (C$)
Expiry Date	Jul. 17, 2013
Number of Options Exercisable
Number of Shares	37,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionFourMember
Option Outstanding
Number of Shares	1,032,000
Exercise Price, ($C)	$ 1.55
Aggregate Intrinsic Value, (C$)
Expiry Date	Sep. 17, 2013
Number of Options Exercisable
Number of Shares	1,032,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionFiveMember
Option Outstanding
Number of Shares	5,000
Exercise Price, ($C)	$ 1.55
Aggregate Intrinsic Value, (C$)
Expiry Date	Oct. 10, 2013
Number of Options Exercisable
Number of Shares	5,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionSixMember
Option Outstanding
Number of Shares	1,289,000
Exercise Price, ($C)	$ 1.32
Aggregate Intrinsic Value, (C$)
Expiry Date	Feb. 12, 2014
Number of Options Exercisable
Number of Shares	1,289,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionSevenMember
Option Outstanding
Number of Shares	1,472,500
Exercise Price, ($C)	$ 2.60
Aggregate Intrinsic Value, (C$)
Expiry Date	Dec. 29, 2014
Number of Options Exercisable
Number of Shares	1,472,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionEightMember
Option Outstanding
Number of Shares	300,000
Exercise Price, ($C)	$ 2.34
Aggregate Intrinsic Value, (C$)
Expiry Date	Sep. 22, 2015
Number of Options Exercisable
Number of Shares	300,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionNineMember
Option Outstanding
Number of Shares	1,372,500
Exercise Price, ($C)	$ 2.86
Aggregate Intrinsic Value, (C$)
Expiry Date	Nov. 22, 2015
Number of Options Exercisable
Number of Shares	1,372,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionTenMember
Option Outstanding
Number of Shares	200,000
Exercise Price, ($C)	$ 3.47
Aggregate Intrinsic Value, (C$)
Expiry Date	Jan. 04, 2016
Number of Options Exercisable
Number of Shares	200,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionElevenMember
Option Outstanding
Number of Shares	125,000
Exercise Price, ($C)	$ 2.94
Aggregate Intrinsic Value, (C$)
Expiry Date	Mar. 08, 2016
Number of Options Exercisable
Number of Shares	125,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionTwelveMember
Option Outstanding
Number of Shares	150,000
Exercise Price, ($C)	$ 2.05
Aggregate Intrinsic Value, (C$)
Expiry Date	Jul. 07, 2016
Number of Options Exercisable
Number of Shares	150,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionThirteenMember
Option Outstanding
Number of Shares	100,000
Exercise Price, ($C)	$ 2.23
Aggregate Intrinsic Value, (C$)
Expiry Date	Jul. 15, 2016
Number of Options Exercisable
Number of Shares	100,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionFourteenMember
Option Outstanding
Number of Shares	1,684,500
Exercise Price, ($C)	$ 1.25
Aggregate Intrinsic Value, (C$)
Expiry Date	Jan. 06, 2017
Number of Options Exercisable
Number of Shares	1,684,500
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionFifteenMember
Option Outstanding
Number of Shares	50,000
Exercise Price, ($C)	$ 1.27
Aggregate Intrinsic Value, (C$)
Expiry Date	Jan. 18, 2014
Number of Options Exercisable
Number of Shares	50,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionSixteenMember
Option Outstanding
Number of Shares	100,000
Exercise Price, ($C)	$ 0.73
Aggregate Intrinsic Value, (C$)
Expiry Date	Jun. 18, 2017
Number of Options Exercisable
Number of Shares	75,000
Aggregate Intrinsic Value ($C)
ShareBasedCompensationStockOptionSeventeenMember
Option Outstanding
Number of Shares	4,985,000
Exercise Price, ($C)	$ 0.56
Aggregate Intrinsic Value, (C$)
Expiry Date	Mar. 15, 2018
Number of Options Exercisable
Number of Shares	4,985,000
Aggregate Intrinsic Value ($C)